Inventories (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 978,810	$ 975,354